Provisions - Additional Information (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Liabilities for incurred claims [member]
Statements [Line Items]
Liability for self insurance	$ 6
Reported but not settled claims [member]
Statements [Line Items]
Liability for self insurance	3
Employment related obligations [Member]
Statements [Line Items]
Liability for self insurance	7
Owned and leased properties [Member]
Statements [Line Items]
Maximum liabilities last five policy years	$ 103